Indebtedness	12 Months Ended
Dec. 31, 2024
Indebtedness [Abstract]
INDEBTEDNESS

24. INDEBTEDNESS

As at December 31,	2024	2023
Senior Secured Credit Facilities
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (December 31, 2024 – US$1,320,531 and December 31, 2023 – US$1,421,767)	1,889,451	1,882,846
Senior Unsecured Notes (December 31, 2024 – US$221,250 and December 31, 2023 – US$295,000)	318,246	390,669
2026 Senior Secured Notes (December 31, 2024 – US$387,047 and December 31, 2023 – US$399,040)	566,728	528,449
Senior Secured Notes (December 31, 2024 – US$224,995 and December 31, 2023 – US$299,995)	323,633	397,283
	3,098,058	3,199,247
Deferred financing costs, prepayment options and loss on repayment	(1,443)	(2,228)
	3,096,615	3,197,019
Less: current indebtedness	—	—
Long-term indebtedness	$3,096,615	$3,197,019

Term Loan B — U.S. Facility and Revolving Credit Facility

On December 6, 2019, Telesat Canada entered into a new amended and restated Credit Agreement (“2019 Amendment”) with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities, have two tranches which are described below:

(i)     A Revolving Credit Facility (“Revolving Facility”), which matured in December 2024, was a $200.0 million loan facility available in either U.S. dollar or Canadian dollar equivalent. Prior to May 2023, loans under the Revolving Facility bore interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin was applied to the Prime Rate or ABR. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin was applied to the BA interest rate or London Interbank Offered Rate (“LIBOR”).

Subsequent to May 2023 an amendment was entered into where the LIBOR-based benchmark rates were replaced with the Secured Overnight Financing Rate (“SOFR”)-based benchmark rates. Following the amendment, loans under the Revolving Facility bore interest at either a floating rate based on prime rate, floating rate based on Canadian BA rate, a floating rate based on the BA rate, or a floating rate based on SOFR, plus an applicable margin.

(ii)    The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026 (“U.S. TLB Facility”). The borrowings under the U.S. TLB Facility bore interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer required.

On May 9, 2023, Telesat Canada entered into a seventh amendment to the Credit Agreement. The seventh amendment amends the Credit Agreement to replace LIBOR-based benchmark rates with SOFR-based benchmark rates and to make certain other conforming changes. Following the seventh amendment, loans under the Term Loan B Facility bear interest, at Telesat Canada’s option, at either (i) a floating rate based on the base rate, plus an applicable margin of 1.75% or (ii) a floating rate based on SOFR, plus an applicable margin of 2.75%. In addition, loans benchmarked against SOFR will be subject to a credit spread adjustment of 0.11448% for a one-month interest period, 0.26161% for a three-month interest period and 0.42826% for a six-month interest period.

Debt issue costs of $16.0 million were incurred in connection with the 2019 Amendment, inclusive of $1.3 million relating to the revolving credit facility. As at December 31, 2024, the debt costs had a carrying value of $3.9 million (December 31, 2023 — $6.1 million). The Senior Secured Credit Facilities are secured by substantially all of Telesat Canada’s assets, excluding those in the unrestricted subsidiaries. All obligations under the Credit Agreement are guaranteed by Telesat Canada and certain existing subsidiaries (“Guarantors”). The obligations under the Credit Agreement and the guarantees of those obligations are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The Credit Agreement contained total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents.

In December 2020, the Company made a US$341.4 million prepayment on the U.S. TLB Facility. The prepayment was applied to all mandatory future quarterly principal repayments, with the remaining balance of the prepayment being applied towards the principal amount outstanding on maturity. The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method and had a carrying value of $0.7 million as at December 31, 2024 (December 31, 2023 — $1.1 million).

During the year ended December 31, 2024, Telesat Canada repurchased a portion of the U.S. TLB Facility with a principal amount of $137.9 million (US$101.2 million) in exchange for $69.1 million (US$50.7 million). The repurchase resulted in a write-off of the related debt issue costs and loss on repayment in the amount of $0.4 million (US$0.3 million), and a gain on repurchase of debt of $68.8 million (US$50.5 million).

During the year ended December 31, 2023, Telesat Canada repurchased a portion of the U.S. TLB Facility with a principal amount of $177.6 million (US$131.0 million) in exchange for $133.8 million (US$98.8 million). The repurchase resulted in a write-off of the related debt issue costs and loss on repayment in the amount of $0.5 million (US$0.4 million), and a gain on repurchase of debt of $43.8 million (US$32.3 million).

The weighted average effective interest rate for the year ended December 31, 2024 was 7.64% (December 31, 2023 — 8.08%).

Senior Unsecured Notes

On October 11, 2019, Telesat Canada issued, through a private placement, US$550 million of Senior Unsecured Notes which mature in October 2027. The Senior Unsecured Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, which commenced in April 2020. Debt issue costs of $7.4 million were incurred in connection with the issuance of the Senior Unsecured Notes and had a carrying value of $1.7 million as at December 31, 2024 (December 31, 2023 — $2.5 million).

The Senior Unsecured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

The Senior Unsecured Notes are structurally subordinated to Telesat Canada’s existing and future secured indebtedness, including obligations under its Senior Secured Credit Facilities and Senior Secured Notes. The Senior Unsecured Notes are governed by the Senior Unsecured Notes Indenture.

The indenture agreement for the Senior Unsecured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Unsecured Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $4.0 million as at December 31, 2024 (December 31, 2023 — $6.0 million).

During the year ended December 31, 2024, Telesat Canada repurchased Senior Unsecured Notes with a principal amount of $100.4 million (US$73.8 million) in exchange for $30.4 million (US$22.3 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $0.4 million (US$0.3 million), and a gain on repurchase of debt of $70.0 million (US$51.4 million).

During the year ended December 31, 2023, Telesat Canada repurchased Senior Unsecured Notes with a principal amount of $128.9 million (US$95.0 million) in exchange for $53.7 million (US$39.5 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $0.8 million (US$0.6 million), and a gain on repurchase of debt of $75.3 million (US$55.5 million).

The weighted average effective interest rate for the year ended December 31, 2024 was 6.21% (December 31, 2023 — 6.25%).

Senior Secured Notes

On December 6, 2019, Telesat Canada issued, through private placement, US$400 million of Senior Secured Notes, which mature in June 2027. The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, which commenced in June 2020. Debt issue costs of $6.6 million were incurred in connection with the issuance of the Senior Secured Notes and had a carrying value of $1.5 million as at December 31, 2024 (December 31, 2023 — $2.6 million).

The Senior Secured Notes are guaranteed by the Company and certain Guarantors. The Senior Secured Notes are governed by the Senior Secured Notes Indenture. The obligations under the Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $2.5 million as at December 31, 2024 (December 31, 2023 — $4.1 million).

During the year ended December 31, 2024, Telesat Canada repurchased Senior Secured Notes with a principal amount of $103.3 million (US$75.0 million) in exchange for $48.4 million (US$35.1 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $0.2 million (US$0.2 million), and a gain on repurchase of debt of $54.9 million (US$39.9 million).

During the year ended December 31, 2023, Telesat Canada repurchased Senior Secured Notes with a principal amount of $133.6 million (US$100.0 million) in exchange for $77.0 million (US$57.6 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $0.5 million (US$0.4 million), and a gain on repurchase of debt of $56.7 million (US$42.4 million).

The weighted average effective interest rate for the year ended December 31, 2024 was 4.74% (December 31, 2023 — 4.75%).

2026 Senior Secured Notes

On April 27, 2021, Telesat Canada, as issuer, and Telesat LLC, as co-issuer, issued US$500 million in aggregate principal amount of 2026 Senior Secured Notes maturing in December 2026. The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021 to holders of record on the immediately preceding May 15 or November 15, as the case may be. Debt issue costs of $6.8 million were incurred in connection with the issuance of the 2026 Senior Secured Notes and had a carrying value of $2.1 million as at December 31, 2024 (December 31, 2023 — $3.1 million).

The 2026 Senior Secured Notes are guaranteed by the Company and certain Guarantors. The 2026 Senior Secured Notes are governed by the 2026 Senior Secured Notes Indenture. The obligations under the 2026 Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The 2026 Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

The indenture agreement for the 2026 Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $0.6 million as at December 31, 2024 (December 31, 2023 — $0.9 million).

During the year ended December 31, 2024, Telesat Canada repurchased 2026 Senior Secured Notes with a principal amount of $16.4 million (US$12.0 million) in exchange for $8.0 million (US$5.9 million). The repurchase resulted in no write-off of the related debt issue costs and prepayment options, and a gain on repurchase of debt of $8.4 million (US$6.1 million).

During the year ended December 31, 2023, Telesat Canada repurchased 2026 Senior Secured Notes with a principal amount of $134.5 million (US$101.0 million) in exchange for $79.6 million (US$59.7 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $0.6 million (US$0.5 million), and a gain on repurchase of debt of $55.0 million (US$41.2 million).

The weighted average effective interest rate for year ended December 31, 2024 was 5.80% (December 31, 2023 — 5.79%).

The U.S. TLB Facility, Senior Unsecured Notes, Senior Secured Notes and 2026 Senior Secured Notes (collectively, “Telesat Canada Debt”) were presented on the balance sheet net of related deferred financing costs. The deferred financing costs are amortized using the effective interest method. The short-term and long-term portions of deferred financing costs, prepayment options and loss on repayment were as follows:

As at December 31,	2024	2023
Short-term deferred financing costs	$—	$—
Long-term deferred financing costs	9,148	14,298
	$9,148	$14,298
Short-term prepayment options	$—	$—
Long-term prepayment options	(6,999)	(10,961)
	$(6,999)	$(10,961)
Short-term loss on repayment	$—	$—
Long-term loss on repayment	(706)	(1,109)
	$(706)	$(1,109)
Deferred financing costs, prepayment options and loss on repayment	$1,443	$2,228

Telesat Lightspeed Financing — Senior Secured Term Loan Facilities

To fund its Lightspeed LEO constellation, on September 13, 2024, Telesat LEO Inc. entered into the Telesat Lightspeed Financing with the Government of Canada and Government of Quebec in the principal amount of $2,140 million and $400 million, respectively.

Telesat Lightspeed Financing represents a Senior Secured non-revolving delayed draw term loan which carries a floating interest rate of 4.75% above the 3-month term Canadian Overnight Repo Rate Average (“CORRA”) on the outstanding drawn loan amount with a 15-year maturity. All interest accrued on the loan until six months after the initial project completion date (a date upon which a certain number of satellites under the LEO project have been launched, with a certain number of satellites made operational and certain other milestones under the agreement being met) shall be added to the principal amount.

Unless accelerated on the event of default as defined in the Telesat Lightspeed Financing, principal repayment of the loan is required on a semi-annual installment basis in 10 years commencing one year after initial project completion date subject to the mandatory repayment of the full amount by the 15th anniversary of the initial draw on the loan. The amount of each semi-annual installment will be calculated as a percentage of the total loan amount as prescribed in the loan agreement.

In addition to the regular repayment, Telesat Leo Inc. will also be required to make mandatory prepayment or repayment under certain circumstances including in cases when it has excess cash flows. The Telesat Lightspeed Financing also provides a full or partial prepayment option to Telesat LEO Inc.

Telesat Lightspeed Financing includes certain compliance requirements which include both financial and non-financial covenants that Telesat must be complied with.

Debt issue costs of $37.5 million were incurred in connection with the Telesat Lightspeed Financing, representing $31.1 million and $6.4 million, respectively, for the Government of Canada and Government of Quebec. These balances are recorded against prepaid and other current assets and other long-term assets. As the drawdowns are made against the Telesat Lightspeed Financing, the proportional amount of the current and long-term assets is transferred to the debt issue costs against the long-term indebtedness. The amount against the indebtedness is subsequently amortized using the effective interest method. The carrying amount against the indebtedness as of December 31, 2024 was $Nil.

The Telesat Lightspeed Financing is secured by substantially all of the assets in our unrestricted subsidiaries. As at November 15, 2024, Telesat has met the conditions precedent to drawdown of the loans under the Telesat LEO Financing.

The first request for advance for $190.0 million was made on December 13, 2024 with the funds received in January 2025. The request for advance was split between $160.1 million from the Government of Canada and $29.9 million from the Government of Quebec.

The second request for advance for $150.0 million was made on March 10, 2025 with the funds expected to be received in March 2025. The request for advance was split between $126.4 million from the Government of Canada and $23.6 million from the Government of Quebec.

Telesat Lightspeed Financing Warrants

As consideration for making available the loan facility, Telesat LEO Inc., before the initial draw on the loan, on November 15, 2024, entered into warrant agreements with the lenders that irrevocably grant Telesat Lightspeed Warrants equivalent to 11.87% of common shares in the common shares of Telesat LEO Inc. on a fully diluted basis. The Telesat Lightspeed Financing Warrants entitle the Government of Canada to acquire 10% and Government of Quebec to acquire 1.87% of its total shares on fully diluted basis, which were fair valued upon the completion of the conditions precedent.

The Telesat Lightspeed Financing Warrants are exercisable in whole or in part, using a cash or cashless exercise feature (at the sole discretion of holder), at any time after the second anniversary of the date of issuance of the warrants and up to 10 years from the issuance date (subject to certain terms and conditions of the warrant agreement). The standard cash exercise of the warrants meets the definition of gross-settled equity instruments, on the other hand, if the cashless exercise is used, the number of shares will vary depending on fair market value of the Telesat LEO Inc. common shares at the time of exercise. Consequently, the Telesat Lightspeed Financing Warrants fail to meet fixed-for-fixed criteria for equity classification and have been designated at fair value through profit and loss classified as a Level 3 instrument.

On issuance, the value of the Telesat Financing Warrants was as follows:

	Government of Canada	Government of Quebec	Total
Issuance on November 15, 2024	$509,118	$95,162	$604,280

On initial recognition, the derivative liabilities was recorded against other long-term financial liabilities (Note 22), prepaid expenses and other current assets (Note 13), and other long-term assets.

As the drawdowns are made against the Telesat Lightspeed Financing, the proportional amount of the prepaid expenses and other current assets and other long-term assets will be transferred against the long-term indebtedness. The amount against the indebtedness is subsequently amortized using the effective interest method. The carrying amount against the indebtedness as of December 31, 2024 was $Nil.

Covenant Compliance

As at December 31, 2024, Telesat is in compliance with the financial covenants of the Telesat Canada Debt and the Telesat Lightspeed Financing, with the exception of a provision of the Telesat Lightspeed Financing for which a waiver was obtained prior to issuance of the financial statements.